Other information about investments - Subsidiaries - Exploration & Production (Details)	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 DZD (دج)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 UAH (₴)	Dec. 31, 2019 CDF (CF)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 NGN (₦)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GHS (GH₵)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 XAF ( )	Dec. 31, 2019 EGP (ج.م.)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Subsidiaries
Share capital																€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital																4,005,358,876	€ 4,005,358,876
Exploration & Production | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Angola SpA
Registered office	San Donato Milanese (MI)
Country of operation	Angola
Share capital																20,200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni Mediterranea Idrocarburi SpA
Registered office	Gela (CL)
Country of operation	Italy
Share capital																5,200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Mozambico SpA
Registered office	San Donato Milanese (MI)
Country of operation	Mozambique
Share capital																200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Timor Leste SpA
Registered office	San Donato Milanese (MI)
Country of operation	East Timor
Share capital																6,841,517
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni West Africa SpA
Registered office	San Donato Milanese (MI)
Country of operation	Angola
Share capital																10,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	EniProgetti SpA
Registered office	Venezia Marghera (VE)
Country of operation	Italy
Share capital																2,064,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	Floaters SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital																200,120,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Seven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Ieoc SpA
Registered office	San Donato Milanese (MI)
Country of operation	Egypt
Share capital																7,518,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Exploration & Production | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	Società Petrolifera Italiana SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital																13,877,600
% Equity ratio	99.96%
Consolidation or valuation method	F.C.
Exploration & Production | Italy | Subsidiaries Nine [Member] | ENI SpA
Subsidiaries
% Ownership	99.96%
Exploration & Production | Italy | Subsidiaries Nine [Member] | Third parties
Subsidiaries
% Ownership	0.04%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Agip Caspian Sea BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital																20,005
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ten [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Agip Energy and Natural Resources (Nigeria) Ltd
Registered office	Abuja (Nigeria)
Country of operation	Nigeria
Share capital | ₦								₦ 5,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni International BV
Subsidiaries
% Ownership	95.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	5.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Agip Karachaganak BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital																20,005
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Agip Oleoducto de Crudos Pesados BV (in liquidation)
Registered office	Amsterdam (Netherlands)
Country of operation	Ecuador
Share capital																20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Burren Energy (Bermuda) Ltd
Registered office	Hamilton (Bermuda)
Country of operation	United Kingdom
Share capital | $															$ 12,002
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Burren Energy Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Burren Energy (Egypt) Ltd
Registered office	London (United Kingdom)
Country of operation	Egypt
Share capital | £												£ 2
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Burren Energy Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Burren Energy Congo Ltd
Registered office	Tortola (British Virgin Islands)
Country of operation	Republic of the Congo
Share capital | $															50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Burren En.(Berm) Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Burren Energy India Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												2
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Burren Energy Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Burren Energy Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												28,819,023
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni UK Holding Plc
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Burren Shakti Ltd
Registered office	Hamilton (Bermuda)
Country of operation	United Kingdom
Share capital | $															213,138
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Burren En. India Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni Abu Dhabi BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Eni AEP Ltd
Registered office	London (United Kingdom)
Country of operation	Pakistan
Share capital | £												13,471,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Eni Albania BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Eni Algeria Exploration BV
Registered office	Amsterdam (Netherlands)
Country of operation	Algeria
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Eni Algeria Ltd Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	Algeria
Share capital | $															20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Eni Algeria Production BV
Registered office	Amsterdam (Netherlands)
Country of operation	Algeria
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Six [Member]
Subsidiaries
Company name	Eni Ambalat Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Six [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Seven [Member]
Subsidiaries
Company name	Eni America Ltd
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															72,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Seven [Member] | Eni UHL Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Eight [Member]
Subsidiaries
Company name	Eni Angola Exploration BV
Registered office	Amsterdam (Netherlands)
Country of operation	Angola
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Nine [Member]
Subsidiaries
Company name	Eni Angola Production BV
Registered office	Amsterdam (Netherlands)
Country of operation	Angola
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | SubsidiariesTwenty Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Eni Argentina Exploración y Explotación SA
Registered office	Buenos Aires (Argentina)
Country of operation	Argentina
Share capital | $	$ 24,136,336
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni International BV
Subsidiaries
% Ownership	95.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	5.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Eni Arguni I Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Eni Australia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Australia
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Eni Australia Ltd
Registered office	London (United Kingdom)
Country of operation	Australia
Share capital | £												20,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Eni Bahrain BV
Registered office	Amsterdam (Netherlands)
Country of operation	Bahrain
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Eni BB Petroleum Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Eni BTC Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												1
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Eni Bukat Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Eni Bulungan BV (in liquidation)
Registered office	Amsterdam (Netherlands)
Country of operation	Indonesia
Share capital																20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Eni Canada Holding Ltd
Registered office	Calgary (Canada)
Country of operation	Canada
Share capital | $															1,453,200,001
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Eni CBM Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $															2,210,728
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Eni China BV
Registered office	Amsterdam (Netherlands)
Country of operation	China
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Eni Congo SA
Registered office	Pointe - Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital | $															17,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Eni E&P Holding BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Eni Côte d'Ivoire Ltd
Registered office	London (United Kingdom)
Country of operation	Ivory Coast
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	Eni Cyprus Ltd
Registered office	Nicosia (Cyprus)
Country of operation	Cyprus
Share capital																2,006
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Eni Denmark BV
Registered office	Amsterdam (Netherlands)
Country of operation	Greenland
Share capital																20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltda
Registered office	Rio de Janeiro (Brazil)
Country of operation	Brazil
Share capital | R$							R$ 1,593,415,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Six [Member] | Eni International BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	Eni East Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	Eni East Sepinggan Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Eni Elgin/ Franklin Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Eni Energy Russia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	Eni Exploration & Production Holding BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																29,832,777.12
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	Eni Gabon SA
Registered office	Libreville (Gabon)
Country of operation	Gabon
Share capital |													13,132,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Eni Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												2
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	Eni Gas & Power LNG Australia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Australia
Share capital																10,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Five [Member]
Subsidiaries
Company name	Eni Ghana Exploration and Production Ltd
Registered office	Accra (Ghana)
Country of operation	Ghana
Share capital | GH₵											GH₵ 21,412,500
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Six [Member]
Subsidiaries
Company name	Eni Hewett Ltd
Registered office	Aberdeen (United Kingdom)
Country of operation	United Kingdom
Share capital | £												3,036,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Six [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member]
Subsidiaries
Company name	Eni Hydrocarbons Venezuela Ltd
Registered office	London (United Kingdom)
Country of operation	Venezuela
Share capital | £												8,050,500
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member]
Subsidiaries
Company name	Eni India Ltd
Registered office	London (United Kingdom)
Country of operation	India
Share capital | £												44,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member]
Subsidiaries
Company name	Eni Indonesia Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member] | Eni ULX Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty [Member]
Subsidiaries
Company name	Eni Indonesia Ots 1 Ltd
Registered office	Grand Cayman (Cayman Islands)
Country of operation	Indonesia
Share capital | $															1.01
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty One [Member]
Subsidiaries
Company name	Eni International NA NV Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	United Kingdom
Share capital | $															25,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Two [Member]
Subsidiaries
Company name	Eni Investments Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												750,050,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Two [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Three [Member]
Subsidiaries
Company name	Eni Iran BV
Registered office	Amsterdam (Netherlands)
Country of operation	Iran
Share capital																20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Four [Member]
Subsidiaries
Company name	Eni Iraq BV
Registered office	Amsterdam (Netherlands)
Country of operation	Iraq
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Five [Member]
Subsidiaries
Company name	Eni Ireland BV
Registered office	Amsterdam (Netherlands)
Country of operation	Ireland
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Six [Member]
Subsidiaries
Company name	Eni Isatay BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member]
Subsidiaries
Company name	Eni JPDA 03‑13 Ltd
Registered office	London (United Kingdom)
Country of operation	Australia
Share capital | £												250,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member]
Subsidiaries
Company name	Eni JPDA 06‑105 Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $										$ 80,830,576
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member]
Subsidiaries
Company name	Eni JPDA 11‑106 BV
Registered office	Amsterdam (Netherlands)
Country of operation	Australia
Share capital																50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy [Member]
Subsidiaries
Company name	Eni Kenya BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kenya
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy One [Member]
Subsidiaries
Company name	Eni Krueng Mane Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												2
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy One [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Two [Member]
Subsidiaries
Company name	Eni Lasmo Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												337,638,724.25
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Two [Member] | Eni Investments Plc
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Three [Member]
Subsidiaries
Company name	Eni Lebanon BV
Registered office	Amsterdam (Netherlands)
Country of operation	Lebanon
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Four [Member]
Subsidiaries
Company name	Eni Liberia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Liberia
Share capital																20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Five [Member]
Subsidiaries
Company name	Eni Liverpool Bay Operating Co Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												1
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Five [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Six [Member]
Subsidiaries
Company name	Eni LNS Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												80,400,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Six [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member]
Subsidiaries
Company name	Eni Marketing Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member]
Subsidiaries
Company name	Eni Maroc BV
Registered office	Amsterdam (Netherlands)
Country of operation	Morocco
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member]
Subsidiaries
Company name	Eni Mexico S. de RL de CV
Registered office	Lomas De Chapultepec, Mexico City (México)
Country of operation	Mexico
Share capital | $									$ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty [Member]
Subsidiaries
Company name	Eni Middle East Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty [Member] | Eni ULT Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty One [Member]
Subsidiaries
Company name	Eni MOG Ltd (in liquidation)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												220,711,147.50
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty One [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Two [Member]
Subsidiaries
Company name	Eni Montenegro BV
Registered office	Amsterdam (Netherlands)
Country of operation	Montenegro
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Three [Member]
Subsidiaries
Company name	Eni Mozambique Engineering Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Three [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Four [Member]
Subsidiaries
Company name	Eni Mozambique LNG Holding BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Five [Member]
Subsidiaries
Company name	Eni Muara Bakau BV
Registered office	Amsterdam (Netherlands)
Country of operation	Indonesia
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Six [Member]
Subsidiaries
Company name	Eni Myanmar BV
Registered office	Amsterdam (Netherlands)
Country of operation	Myanmar
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Seven [Member]
Subsidiaries
Company name	Eni North Africa BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Eight [Member]
Subsidiaries
Company name	Eni North Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Eight [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Nine [Member]
Subsidiaries
Company name	Eni Oil & Gas Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															100,800
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Eighty Nine [Member] | Eni America Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety [Member]
Subsidiaries
Company name	Eni Oil Algeria Ltd
Registered office	London (United Kingdom)
Country of operation	Algeria
Share capital | £												1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety One [Member]
Subsidiaries
Company name	Eni Oil Holdings BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																450,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety One [Member] | Eni ULX Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Two [Member]
Subsidiaries
Company name	Eni Oman BV
Registered office	Amsterdam (Netherlands)
Country of operation	Oman
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Three [Member]
Subsidiaries
Company name	Eni Pakistan Ltd
Registered office	London (United Kingdom)
Country of operation	Pakistan
Share capital | £												90,087
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Three [Member] | Eni ULX Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Four [Member]
Subsidiaries
Company name	Eni Pakistan (M) Ltd Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	Pakistan
Share capital | $															20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Four [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Five [Member]
Subsidiaries
Company name	Eni Petroleum Co Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															156,600,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Five [Member] | ENI SpA
Subsidiaries
% Ownership	63.86%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Five [Member] | Eni International BV
Subsidiaries
% Ownership	36.14%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Six [Member]
Subsidiaries
Company name	Eni Petroleum US Llc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Six [Member] | Eni BB Petroleum Inc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Seven [Member]
Subsidiaries
Company name	Eni Portugal BV
Registered office	Amsterdam (Netherlands)
Country of operation	Portugal
Share capital																20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Eight [Member]
Subsidiaries
Company name	Eni RAK BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Nine [Member]
Subsidiaries
Company name	Eni Rapak Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												2
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Ninety Nine [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred [Member]
Subsidiaries
Company name	Eni RD Congo SA
Registered office	Kinshasa (Democratic Republic of the Congo)
Country of operation	Democratic Republic of the Congo
Share capital | CF						CF 750,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred [Member] | Eni International BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred One [Member]
Subsidiaries
Company name	Eni Rovuma Basin BV
Registered office	Amsterdam (Netherlands)
Country of operation	Mozambique
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred One [Member] | Eni Mozambique LNG H. BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Two [Member]
Subsidiaries
Company name	Eni Sharjah BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Three [Member]
Subsidiaries
Company name	Eni South Africa BV
Registered office	Amsterdam (Netherlands)
Country of operation	Republic of South Africa
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Four [Member]
Subsidiaries
Company name	Eni South China Sea Ltd Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	China
Share capital | $															20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Five [Member]
Subsidiaries
Company name	Eni TNS Ltd
Registered office	Aberdeen (United Kingdom)
Country of operation	United Kingdom
Share capital | £												1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Five [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Six [Member]
Subsidiaries
Company name	Eni Tunisia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Tunisia
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Seven [Member]
Subsidiaries
Company name	Eni Turkmenistan Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Turkmenistan
Share capital | $															20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Seven [Member] | Burren En.(Berm) Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Eight [Member]
Subsidiaries
Company name	Eni UHL Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Eight [Member] | Eni ULT Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Nine [Member]
Subsidiaries
Company name	Eni UK Holding Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												424,050,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Nine [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Ten [Member]
Subsidiaries
Company name	Eni UK Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												250,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Ten [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Eleven [Member]
Subsidiaries
Company name	Eni UKCS Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Eleven [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twelve [Member]
Subsidiaries
Company name	Eni Ukraine Holdings BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twelve [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member]
Subsidiaries
Company name	Eni Ukraine Llc
Registered office	Kiev (Ukraine)
Country of operation	Ukraine
Share capital | ₴					₴ 42,004,757.64
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member] | Eni International BV
Subsidiaries
% Ownership	0.01%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member] | Eni Ukraine Hold.BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member]
Subsidiaries
Company name	Eni Ukraine Shallow Waters BV
Registered office	Amsterdam (Netherlands)
Country of operation	Ukraine
Share capital																20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member] | Eni Ukraine Hold.BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Fifteen [Member]
Subsidiaries
Company name	Eni ULT Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												93,215,492.25
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Fifteen [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Sixteen [Member]
Subsidiaries
Company name	Eni ULX Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												200,010,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Sixteen [Member] | Eni ULT Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Seventeen [Member]
Subsidiaries
Company name	Eni US Operating Co Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Seventeen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Eighteen [Member]
Subsidiaries
Company name	Eni USA Gas Marketing Llc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Eighteen [Member] | Eni Marketing Inc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Nineteen [Member]
Subsidiaries
Company name	Eni USA Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $															1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Nineteen [Member] | Eni Oil & Gas Inc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty [Member]
Subsidiaries
Company name	Eni Venezuela BV
Registered office	Amsterdam (Netherlands)
Country of operation	Venezuela
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty [Member] | Eni Venezuela E&P Holding
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty One [Member]
Subsidiaries
Company name	Eni Venezuela E&P Holding SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital | $															254,443,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty One [Member] | Eni International BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Two [Member]
Subsidiaries
Company name	Eni Ventures Plc (in liquidation)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												278,050,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Two [Member] | Eni International BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member]
Subsidiaries
Company name	Eni Vietnam BV
Registered office	Amsterdam (Netherlands)
Country of operation	Vietnam
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Four [Member]
Subsidiaries
Company name	Eni West Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Four [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member]
Subsidiaries
Company name	Eni West Timor Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | £												1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Six [Member]
Subsidiaries
Company name	Eni Yemen Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £												£ 1,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Six [Member] | Burren Energy Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member]
Subsidiaries
Company name	EniProgetti Egypt Ltd
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.														ج.م. 50,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member] | ENI SpA
Subsidiaries
% Ownership	1.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member] | Eni Progetti SpA
Subsidiaries
% Ownership	99.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Eight [Member]
Subsidiaries
Company name	Eurl Eni Algérie
Registered office	Algiers (Algeria)
Country of operation	Algeria
Share capital | دج		دج 1,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Eight [Member] | Eni Algeria Ltd Sarl
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member]
Subsidiaries
Company name	First Calgary Petroleums LP
Registered office	Wilmington (USA)
Country of operation	Algeria
Share capital | $															1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member] | Eni Canada Hold. Ltd
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member] | FCP Partner Co ULC
Subsidiaries
% Ownership	0.01%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty [Member]
Subsidiaries
Company name	First Calgary Petroleums Partner Co ULC
Registered office	Calgary (Canada)
Country of operation	Canada
Share capital | $				$ 10
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty [Member] | Eni Canada Hold. Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member]
Subsidiaries
Company name	Ieoc Exploration BV
Registered office	Amsterdam (Netherlands)
Country of operation	Egypt
Share capital																20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Two [Member]
Subsidiaries
Company name	Ieoc Production BV
Registered office	Amsterdam (Netherlands)
Country of operation	Egypt
Share capital																€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Three [Member]
Subsidiaries
Company name	Lasmo Sanga Sanga Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Indonesia
Share capital | $															12,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Three [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Four [Member]
Subsidiaries
Company name	Liverpool Bay Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | $									$ 1
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Four [Member] | Eni ULX Ltd
Subsidiaries
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member]
Subsidiaries
Company name	Mizamtec Operating Company S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $															3,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	0.10%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member] | Eni US Op. Co Inc
Subsidiaries
% Ownership	99.90%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member]
Subsidiaries
Company name	Nigerian Agip CPFA Ltd
Registered office	Lagos (Nigeria)
Country of operation	Nigeria
Share capital | ₦								1,262,500
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member] | NAOC Ltd
Subsidiaries
% Ownership	98.02%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member] | Agip En Nat Res. Ltd
Subsidiaries
% Ownership	0.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member] | Nigerian Agip E. Ltd
Subsidiaries
% Ownership	0.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member]
Subsidiaries
Company name	Nigerian Agip Exploration Ltd
Registered office	Abuja (Nigeria)
Country of operation	Nigeria
Share capital | ₦								5,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	99.99%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.01%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Eight [Member]
Subsidiaries
Company name	Nigerian Agip Oil Co Ltd
Registered office	Abuja (Nigeria)
Country of operation	Nigeria
Share capital | ₦								₦ 1,800,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	99.89%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Eight [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.11%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Nine [Member]
Subsidiaries
Company name	OOO ‘Eni Energhia'
Registered office	Moscow (Russia)
Country of operation	Russia
Share capital | ₽			₽ 2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Nine [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Thirty Nine [Member] | Eni Energy Russia BV
Subsidiaries
% Ownership	99.90%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty [Member]
Subsidiaries
Company name	Zetah Congo Ltd
Registered office	Nassau (Bahamas)
Country of operation	Republic of the Congo
Share capital | $															300
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty [Member] | Eni Congo SA
Subsidiaries
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty [Member] | Burren En.Congo Ltd
Subsidiaries
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty One [Member]
Subsidiaries
Company name	Zetah Kouilou Ltd
Registered office	Nassau (Bahamas)
Country of operation	Republic of the Congo
Share capital | $															$ 2,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty One [Member] | Third parties
Subsidiaries
% Ownership	8.50%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty One [Member] | Eni Congo SA
Subsidiaries
% Ownership	54.50%
Exploration & Production | Foreign (outside Italy) | Subsidiaries Hundred Forty One [Member] | Burren En.Congo Ltd
Subsidiaries
% Ownership	37.00%